Consolidated Statements of Shareholders Equity and Comprehensive Income (Loss) (Parenthetical) (CNY) In Thousands	12 Months Ended
Dec. 31, 2010
Foreign currency exchange translation adjustment, tax	0
Cash flow hedging derivatives, tax	0
Accumulated other comprehensive income
Foreign currency exchange translation adjustment, tax	0
Cash flow hedging derivatives, tax	0
Total Yingli Green Energy shareholders' equity
Foreign currency exchange translation adjustment, tax	0
Cash flow hedging derivatives, tax	0